Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Inventory [Line Items]
Allowance for obsolete inventory
Witten-down
Oriental Culture WFOE [Member]
Inventory [Line Items]
Finished goods			$ 1,231,335